Label	Element	Value
Innovator Equity Autocallable Income Strategy ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Equity Autocallable Income Strategy ETF | NVDA AUTOCALL 11-30-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator Equity Autocallable Income Strategy ETF | TSLA AUTOCALL 9-29-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Autocallable Income Strategy ETF | GOOG AUTOCALL 10-31-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator Equity Autocallable Income Strategy ETF | AAPL AUTOCALL 9-29-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Equity Autocallable Income Strategy ETF | AVGO AUTOCALL 10-31-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Equity Autocallable Income Strategy ETF | AMZN AUTOCALL 11-30-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Equity Autocallable Income Strategy ETF | MSFT AUTOCALL 11-30-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Equity Autocallable Income Strategy ETF | BRK/B AUTOCALL 11-30-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Equity Autocallable Income Strategy ETF | ORCL AUTOCALL 10-31-28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)